UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JULY 31, 2016

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 79.1%
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 2.2%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	885,000		$893,850

Diversified Consumer Services - 1.1%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	420,000		418,950

Hotels, Restaurants & Leisure - 2.6%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000		527,500	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	500,000		512,500	(a)

Total Hotels, Restaurants & Leisure					1,040,000

Media - 7.2%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		363,175
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		366,478
DISH DBS Corp., Senior Notes	5.000%	3/15/23	805,000		758,712
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	400,000		390,000	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000		436,137	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	427,500	GBP	587,699	(a)

Total Media					2,902,201

TOTAL CONSUMER DISCRETIONARY					5,255,001

CONSUMER STAPLES - 6.0%
Beverages - 0.7%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	270,000		286,200

Food Products - 4.0%
Agrokor DD, Senior Notes	8.875%	2/1/20	260,000		275,860	(a)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	255,000	GBP	330,730	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	410,000		422,505	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	270,000		277,425	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	300,000		309,000	(b)

Total Food Products					1,615,520

Tobacco - 1.3%
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	505,000		528,356

TOTAL CONSUMER STAPLES					2,430,076

ENERGY - 10.0%
Energy Equipment & Services - 1.2%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	600,000		492,000

Oil, Gas & Consumable Fuels - 8.8%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	395,000		378,212
California Resources Corp., Secured Notes	8.000%	12/15/22	505,000		323,301	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	205,000		178,350	(a)
Devon Energy Corp., Senior Notes	3.250%	5/15/22	860,000		840,560
Hess Corp., Notes	8.125%	2/15/19	320,000		361,588
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	410,000		421,057
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	170,000		169,677
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	155,000		147,056
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	550,000		571,835
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	150,000		137,415

Total Oil, Gas & Consumable Fuels					3,529,051

TOTAL ENERGY					4,021,051

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 4.8%
Banks - 1.0%
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000		$405,213

Diversified Financial Services - 0.8%
CPUK Finance Ltd., Secured Notes	7.000%	8/28/20	215,000	GBP	300,689	(a)

Real Estate Investment Trusts (REITs) - 3.0%
DuPont Fabros Technology LP, Senior Notes	5.875%	9/15/21	300,000		314,437
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000		454,719
Equinix Inc., Senior Notes	5.875%	1/15/26	55,000		59,263
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	60,000		63,300	(a)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	305,000		324,062

Total Real Estate Investment Trusts (REITs)					1,215,781

TOTAL FINANCIALS					1,921,683

HEALTH CARE - 9.8%
Health Care Providers & Services - 8.6%
DaVita HealthCare Partners Inc., Senior Notes	5.750%	8/15/22	650,000		686,563
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	385,000		389,331
HCA Inc., Senior Secured Notes	5.000%	3/15/24	815,000		855,750
HealthSouth Corp., Senior Notes	5.750%	11/1/24	800,000		830,000
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	675,000		685,969

Total Health Care Providers & Services					3,447,613

Pharmaceuticals - 1.2%
Capsugel SA, Senior Notes	7.000%	5/15/19	209,000		211,090	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	300,000		296,250	(a)

Total Pharmaceuticals					507,340

TOTAL HEALTH CARE					3,954,953

INDUSTRIALS - 2.7%
Commercial Services & Supplies - 1.3%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	510,000		519,563	(a)

Trading Companies & Distributors - 1.4%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	560,000		571,200

TOTAL INDUSTRIALS					1,090,763

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		147,700

Technology Hardware, Storage & Peripherals - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	370,000		396,387	(a)

TOTAL INFORMATION TECHNOLOGY					544,087

MATERIALS - 10.6%
Chemicals - 3.8%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	965,000		815,425
Ineos Finance PLC, Senior Secured Bonds	4.000%	5/1/23	340,000	EUR	385,822	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		317,250	(a)

Total Chemicals					1,518,497

Construction Materials - 1.1%
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	400,000		434,960	(a)

Containers & Packaging - 3.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	210,000	EUR	242,234	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	290,000		291,450	(a)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	540,000		$556,875	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	420,000		441,525	(a)

Total Containers & Packaging					1,532,084

Metals & Mining - 1.9%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	830,000		780,200

TOTAL MATERIALS					4,265,741

TELECOMMUNICATION SERVICES - 12.8%
Diversified Telecommunication Services - 7.6%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		834,937	(a)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000		89,325	(a)
Interoute Finco PLC, Senior Secured Bonds	7.375%	10/15/20	140,000	EUR	169,824	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	435,000		445,875
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	775,000		788,563
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	100,000	EUR	105,372	(a)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	600,000		597,000	(a)

Total Diversified Telecommunication Services					3,030,896

Wireless Telecommunication Services - 5.2%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	300,000	EUR	343,785	(a)
Matterhorn Telecom SA, Senior Secured Bonds	3.875%	5/1/22	155,000	EUR	170,836	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	770,000		718,510
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	815,000		872,050

Total Wireless Telecommunication Services					2,105,181

TOTAL TELECOMMUNICATION SERVICES					5,136,077

UTILITIES - 7.9%
Electric Utilities - 1.6%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	540,000	EUR	630,960	(a)

Gas Utilities - 2.0%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000		553,725
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000		246,163

Total Gas Utilities					799,888

Independent Power and Renewable Electricity Producers - 3.3%
AES Corp., Senior Notes	7.375%	7/1/21	245,000		278,075
Dynegy Inc., Senior Notes	7.375%	11/1/22	290,000		284,200
NRG Energy Inc., Senior Notes	6.625%	1/15/27	770,000		761,337	(a)

Total Independent Power and Renewable Electricity Producers					1,323,612

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Water Utilities - 1.0%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	310,000	GBP	$422,783	(b)

TOTAL UTILITIES					3,177,243

TOTAL CORPORATE BONDS & NOTES (Cost - $31,971,568)					31,796,675

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
TDA Fondo de Titulizacion de Activos, 2024-A1	0.423%	6/22/40	34,353	EUR	35,977	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.058%	6/15/45	130,000		117,357	(d)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	274,000		273,227	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $441,412)					426,561

SENIOR LOANS - 1.3%
HEALTH CARE - 1.3%
Pharmaceuticals - 1.3%
Capsugel Holdings U.S. Inc., USD Term Loan B (Cost - $538,699)	4.000%	7/31/21	540,067		539,955	(e)(f)

SOVEREIGN BONDS - 10.3%
Argentina - 1.0%
Republic of Argentina, Senior Notes	6.875%	4/22/21	190,000		204,440	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	190,000		206,340	(a)

Total Argentina					410,780

Australia - 0.8%
Australia Government Bond, Senior Bonds	3.750%	4/21/37	340,000	AUD	314,494	(b)

Brazil - 2.8%
Federative Republic of Brazil, Notes	10.000%	1/1/27	1,370,000	BRL	379,536
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	815,000		744,910

Total Brazil					1,124,446

Indonesia - 3.4%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	3,000,000,000	IDR	253,082
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	870,000		1,122,534	(b)

Total Indonesia					1,375,616

Mexico - 2.3%
United Mexican States, Senior Bonds	8.000%	12/7/23	14,819,500	MXN	893,778

TOTAL SOVEREIGN BONDS (Cost - $4,083,167)					4,119,114

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,034,846)					36,882,305

			SHARES
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $2,707,219)	0.460%		2,707,219		2,707,219

TOTAL INVESTMENTS - 98.5% (Cost - $39,742,065#)					39,589,524
Other Assets in Excess of Liabilities - 1.5%					596,437

TOTAL NET ASSETS - 100.0%					$40,185,961

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$31,796,675	—	$31,796,675
Collateralized Mortgage Obligations	—	426,561	—	426,561
Senior Loans	—	539,955	—	539,955
Sovereign Bonds	—	4,119,114	—	4,119,114

Total Long-Term Investments	—	$36,882,305	—	$36,882,305

Short-Term Investments†	$2,707,219	—	—	2,707,219

Total Investments	$2,707,219	$36,882,305	—	$39,589,524

Other Financial Instruments:
Futures Contracts	$13,693	—	—	$13,693
Forward Foreign Currency Contracts	—	$113,988	—	113,988

Total Other Financial Instruments	$13,693	$113,988	—	$127,681

Total	$2,720,912	$36,996,293	—	$39,717,205

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$88,019	—	$88,019
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	48,391	—	48,391
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	84,808	—	84,808

Total	—	$221,218	—	$221,218

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$775,442
Gross unrealized depreciation	(927,983)

Net unrealized depreciation	$(152,541)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	42	9/16	$5,574,276	$5,587,969	$13,693

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,495,000	USD	764,442	HSBC Bank USA, N.A.	8/5/16	$4,288
BRL	1,320,000	USD	402,378	HSBC Bank USA, N.A.	8/5/16	4,325
COP	895,000,000	USD	293,010	HSBC Bank USA, N.A.	8/5/16	(1,672)
USD	297,936	COP	895,000,000	HSBC Bank USA, N.A.	8/5/16	6,598
USD	180,181	EUR	160,000	Barclays Bank PLC	8/10/16	1,247
USD	132,355	EUR	120,000	Barclays Bank PLC	8/10/16	(1,845)
EUR	770,000	USD	882,201	Citibank, N.A.	8/10/16	(21,084)
EUR	30,000	USD	33,722	Citibank, N.A.	8/10/16	(172)
EUR	130,000	USD	143,379	Citibank, N.A.	8/10/16	2,004
EUR	60,000	USD	68,492	HSBC Bank USA, N.A.	8/10/16	(1,392)
USD	298,060	EUR	270,000	HSBC Bank USA, N.A.	8/10/16	(3,890)
EUR	235,000	USD	260,102	JPMorgan Chase & Co.	8/10/16	2,707
EUR	25,000	USD	27,693	JPMorgan Chase & Co.	8/10/16	266
EUR	30,000	USD	34,107	Morgan Stanley & Co.	8/10/16	(557)
EUR	164,800	USD	185,818	Morgan Stanley & Co.	8/10/16	(1,516)
EUR	15,200	USD	16,849	Morgan Stanley & Co.	8/10/16	150
USD	613,823	EUR	540,000	Morgan Stanley & Co.	8/10/16	9,923
USD	304,870	EUR	275,000	Morgan Stanley & Co.	8/10/16	(2,671)
USD	304,491	EUR	275,000	Morgan Stanley & Co.	8/10/16	(3,051)
USD	462,485	EUR	415,000	Morgan Stanley & Co.	8/10/16	(1,623)
USD	303,328	EUR	275,000	Morgan Stanley & Co.	8/10/16	(4,214)
USD	43,578	NZD	60,000	Barclays Bank PLC	8/16/16	274
NZD	1,050,000	USD	764,715	HSBC Bank USA, N.A.	8/16/16	(6,917)
USD	699,417	NZD	990,000	HSBC Bank USA, N.A.	8/16/16	(15,078)
USD	274,759	AUD	380,000	Morgan Stanley & Co.	8/18/16	(13,884)
USD	924,275	GBP	640,000	Morgan Stanley & Co.	9/9/16	76,743
USD	864,416	MXN	16,450,000	Barclays Bank PLC	10/12/16	(6,415)
USD	239,109	IDR	3,200,000,000	HSBC Bank USA, N.A.	10/27/16	(2,038)
BRL	1,290,000	USD	380,419	HSBC Bank USA, N.A.	11/8/16	5,463

Total						$25,969

Abbreviations used in this table:

BRL	— Brazilian Real
AUD	— Australian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.26 Index)	$11,200,000	6/20/21	5.000% quarterly	$494,626	$543,017	$(48,391)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2016[4]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	$250,000	6/20/21	2.87%	1.000% quarterly	$(21,202)	$(22,946)	$1,744
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	250,000	6/20/21	2.87%	1.000% quarterly	(21,202)	(22,308)	1,106
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250% due 1/7/25)	500,000	6/20/21	2.87%	1.000% quarterly	(42,404)	(44,257)	1,853

Total					$(84,808)	$(89,511)	$4,703

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016